STOCKHOLDERS’ EQUITY (Details Narrative)							1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Jan. 26, 2024 USD ($) $ / shares	Nov. 17, 2023 USD ($) shares	Jul. 13, 2023 USD ($) $ / shares shares	Dec. 23, 2022 USD ($) $ / shares shares	Oct. 29, 2021 USD ($) $ / shares shares	Jul. 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 shares	Feb. 24, 2024	Feb. 01, 2024	Dec. 31, 2022 USD ($)	May 31, 2022 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares	$ 0.01								$ 0.01
Preferred stock, shares authorized	10,000,000								10,000,000		10,000,000			10,000,000
Preferred stock, shares outstanding	0								0		0
Common stock Series B issued in Merger, shares							18,000
Value of Series A Warrants | $
Preferred stock, shares issued	0								0		0
Preferred stock, par value | $ / shares	$ 0.0001								$ 0.0001		$ 0.0001
Conversion of stock description									Each holder of a private right received one-tenth (1/10) of one share of DMAQ Class A common stock upon consummation of initial business combination
DMAQ Public stockholders	379,687								379,687
Cash | $	$ 2,000,000								$ 2,000,000
Fair value of common stock | $										$ 4,493,333
Stock based on performance description									Once services are performed, the first consultant will be provided a 3% stock grant; while the second consultant will be provided up to 7% of stock based on performance deliverables including: 1.75% on consummation of an initial bridge loan agreement, 1.75% on engaging an investment banker, 1.75% upon filing an S-1 including financial statements and footnotes, and 1.75% upon the closing of an initial public offering. The second consultant will be provided warrants at a 20% discount to the then current price per share, for up to 2% for achieving a $250 million valuation and 3% more for a $500 million valuation, as well as another 2% for opening the first franchise location, and 3% more once 100 franchise locations have been sold. As of the date of this filing, no stock grants or awards have been issued.
Warrants issuance																		4,800
Expected term																5 years		5 years
Convertible notes payable | $																	$ 450,000
Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate																		2.95
Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Expected term																		5 years
Tru Golf Insiders [Member]
Subsidiary or Equity Method Investee [Line Items]
TruGolf Nevada shareholders - Series A	100.00%								100.00%
D M A Q Class A Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Additional shares redeemed	943								943
Private Rights [Member] | New Tru Golf Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares									212,752
IPO [Member] | New Tru Golf Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares									101,200
D M A Q Insiders [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									406,500
D M A Q Insiders [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									406,500
D M A Q Insiders [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									406,500
I Bankers [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									113,000
I Bankers [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									113,000
I Bankers [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									113,000
D M A Q Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									519,500
D M A Q Class A Common Stock [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									519,500
New Tru Golf Common Stock [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares									1,265,000
DMAQ Sponsor (4)									571,450
Conversion of public rights									12,650,000
D M A Q Class A Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									378,744
D M A Q Publicstockholders [Member] | Common Stock Subject to Mandatory Redemption [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									574,764
Maximum [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate																		80.17
Tru Golft [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding	13,098								13,098
Merger Arrangement [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares	$ 0.01								$ 0.01
Common stock, shares outstanding	13,098								13,098
Share price | $ / shares	$ 570.10								$ 570.10
Common stock Series B issued in Merger, shares									7,467,134
Sponsor [Member] | D M A Q Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
DMAQ Sponsor (4)									3,162,500
Sponsor [Member] | New Tru Golf Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of public rights									3,162,500
Consultants [Member]
Subsidiary or Equity Method Investee [Line Items]
Authorized issuance of common stock	821								821
Fair value of common stock | $								$ 4,493,333
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares	$ 0.0001								$ 0.0001		$ 0.0001
Common stock, shares authorized	90,000,000								90,000,000		90,000,000
Warrant excise price | $ / shares	$ 13								$ 13
Common stock, shares issued	11,538,252								11,538,252
Warrants issuance	436,364								436,364
Warrants per share | $ / shares	$ 1.61								$ 1.61
Common Class A [Member] | Merger Arrangement [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares	5,750,274
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares	$ 0.001								$ 0.001
Common stock, shares authorized	10,000,000								10,000,000
Common stock, shares outstanding	1,716,680								1,716,680
Common stock, shares issued	1,716,680								1,716,680
Common Class B [Member] | Merger Arrangement [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares	1,716,860
Common A Class [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding	11,538,252								11,538,252
Series A Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of Series A Warrants | $									$ 703,000
Warrants issuance	436,364								436,364
Convertible notes payable | $	$ 4,800,000								$ 4,800,000
Series A Warrants [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate															227.52
Series A Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate															3.99
Series A Warrants [Member] | Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Expected term															5 years
Series A Warrants [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants issuance	1,409,091								1,409,091
Series B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares	$ 0.0001								$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000								10,000,000		10,000,000
Common stock, shares outstanding	1,716,860								1,716,860		0
Warrant excise price | $ / shares	$ 10								$ 10
Common stock, shares issued	1,716,860								1,716,860		0
Warrants issuance	480,000								480,000
Expected term																30 months
Series B Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of Series A Warrants | $									$ 662,400
Warrants issuance	480,000								480,000
Convertible notes payable | $	$ 4,800,000								$ 4,800,000
Warrants per share | $ / shares	$ 1.38								$ 1.38
Series B Warrants [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate															227.52
Series B Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate															3.99
Series B Warrants [Member] | Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Expected term															30 months
Series B Warrants [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants issuance	1,550,000								1,550,000
Common Stock [Member] | Series B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares									1,716,860
Deep Medicine Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Capital units authorized, shares											111,000,000
Common stock, par value | $ / shares											$ 0.0001
Preferred stock, shares authorized								1,000,000		1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding								0		0	0	0	0
Common stock subject to possible redemption, shares				574,764	830,210			830,210		830,210	574,764	830,210	12,650,000
Share price | $ / shares						$ 0.20		$ 0.02		$ 0.02	$ 0.02	$ 0.02
Preferred stock, shares issued								0		0	0	0	0
Deposits into trust account | $						$ 127,765,000
Warrants exercise price per share | $ / shares												$ 12.00
Representative warrants issued												101,200
Preferred stock, par value | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Cash | $			$ 2,000,000			$ 764,101		$ 595,536		$ 595,536	$ 177,876	$ 595,536	$ 877,099
Deep Medicine Acquisition Corp [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares											11,000,000	11,000,000
Deep Medicine Acquisition Corp [Member] | Sponsor [Member] | Non Redemption Agreement [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Non redeemable shares							514,773
Shares, Issued							185,179
Deep Medicine Acquisition Corp [Member] | Stockholders [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock holding during period, shares				255,446	11,819,790							11,819,790
Payments to related party | $		$ 10,845		$ 2,914,230	$ 121,034,650							$ 121,034,650
Share price | $ / shares		$ 11.50		$ 11.41	$ 10.24			$ 10.24		$ 10.24		$ 10.24
Deposits into trust account | $					$ 50,000			$ 100,000		$ 100,000	$ 300,000	$ 100,000
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized								100,000,000		100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding								3,783,200		3,783,200	3,783,200	3,783,200	620,700
Common stock subject to possible redemption, shares				4,357,964
Common stock Series B issued in Merger, shares			212,752
Common stock shares subject to possible redemption								830,210		830,210	574,764	830,210	12,650,000
Common stock, shares issued								3,783,200		3,783,200	3,783,200	3,783,200	620,700
Shares issued to converting convertible securities					3,162,500							3,162,500
Deep Medicine Acquisition Corp [Member] | Common Class A [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares						519,500							519,500
Deep Medicine Acquisition Corp [Member] | Common Class A [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock Series B issued in Merger, shares						12,650,000
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized								10,000,000		10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares outstanding								0		0		0	3,162,500
Common stock, shares issued								0		0		0	3,162,500
Shares were cancelled					3,162,500							3,162,500
Deep Medicine Acquisition Corp [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Capital units authorized, shares								111,000,000		111,000,000		111,000,000
Common stock, par value | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized								110,000,000		110,000,000	110,000,000	110,000,000
Deep Medicine Acquisition Corp [Member] | Common Stock [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding								4,613,410		4,613,410	4,357,964	4,613,410
Common stock Series B issued in Merger, shares													101,200
Deep Medicine Acquisition Corp [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized								1,000,000		1,000,000	1,000,000	1,000,000
Deep Medicine Acquisition Corp [Member] | Representative Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Share price | $ / shares											$ 12.00
Common stock Series B issued in Merger, shares											101,200
Stockholders equity warrants expense								632,500		632,500	632,500	632,500
Value of Series A Warrants | $											$ 1,333,482	$ 1,333,482
Warrant excise price | $ / shares								$ 2.11		$ 2.11	$ 2.11	$ 2.11
Expected volatility											35.00%	35.00%
Risk-free interest rate											1.18%	1.18%
Expected life											5 years	5 years
Representative warrants shares days											180 days	180 days